Equity - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share (in shares)	339,220,212	331,226,491